The "Lava Jato (Car Wash) Operation" and its Effects on the Company - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended
	Sep. 30, 2018	Sep. 30, 2014	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Investigation and its effects on company activities LineItems [line items]
Funds recovered from Lava Jato investigation			$ 912	$ 457	$ 252	$ 131	$ 72
The total funds collected under the Lava Jato investigation			1,132
U.S. securities and exchange commission [member]
Disclosure of Investigation and its effects on company activities LineItems [line items]
Inquiry related credit received by authorities	$ 85
Department of justice inquiries [member]
Disclosure of Investigation and its effects on company activities LineItems [line items]
Inquiry related credit received by authorities	85
Brazilian authorities [member]
Disclosure of Investigation and its effects on company activities LineItems [line items]
Credit remittance	$ 683
Other income and expense [member]
Disclosure of Investigation and its effects on company activities LineItems [line items]
Funds received from new leniency and plea agreements			$ 220
Property, plant and equipment [member]
Disclosure of Investigation and its effects on company activities LineItems [line items]
Wrote off of capitalized costs		$ 2,527